Stock Redemption Payable (Details Narrative) (Global Diversified Holdings, Inc.) (10Q) - USD ($)			9 Months Ended	12 Months Ended
	Jun. 13, 2018	Sep. 07, 2016	Sep. 30, 2018	Dec. 31, 2012	Dec. 31, 2017	Jan. 02, 2017	Dec. 31, 2016
Common stock, repurchase shares	19,500,000
Common stock, value			$ 1,300		$ 2,000
Stock redemption agreed value			1,950
Global Diversified Holdings, Inc. [Member]
Common stock, value			70,000		70,000		$ 70,000
Stock redemption agreed value				$ 90,000
Stock redemption payable			33,750		45,000		45,000
Global Diversified Holdings, Inc. [Member] | Stock Redemption and Purchase Agreement [Member] | 50% Shareholder [Member]
Common stock, repurchase shares		100
Common stock, value		$ 70,000
Stock redemption agreed value		$ 90,000
Stock redemption, monthly payments						$ 3,750
Stock redemption payable			$ 33,750		$ 45,000		$ 90,000